Pension and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities)

Movements in the pension and other post-retirement benefit assets (liabilities) were as follows:

	2020			2019
		Plan			Plan
	Obligation	Assets	Net	Obligation	Assets	Net
Balance – beginning of year	(2,044)	1,621	(423)	(1,797)	1,416	(381)
Components of defined benefit expense recognized in earnings
Current service cost for benefits earned during the year	(36)	-	(36)	(40)	-	(40)
Interest (expense) income	(66)	53	(13)	(74)	59	(15)
Past service cost, including curtailment gains and settlements [1]	133	(132)	1	-	-	-
Foreign exchange rate changes and other	(3)	(1)	(4)	(29)	13	(16)
Subtotal of components of defined benefit expense (recovery) recognized in earnings	28	(80)	(52)	(143)	72	(71)
Remeasurements of the net defined benefit liability recognized in OCI during the year
Actuarial gain arising from:
Changes in financial assumptions	(153)	-	(153)	(199)	-	(199)
Changes in demographic assumptions	12	-	12	14	-	14
Gain on plan assets (excluding amounts included in net interest)	-	230	230	-	193	193
Subtotal of remeasurements	(141)	230	89	(185)	193	8
Cash flows
Contributions by plan participants	(5)	5	-	(5)	5	-
Employer contributions	-	26	26	-	21	21
Benefits paid	96	(96)	-	86	(86)	-
Subtotal of cash flows	91	(65)	26	81	(60)	21
Balance – end of year [2]	(2,066)	1,706	(360)	(2,044)	1,621	(423)
Balance comprised of:
Non-current assets
Other assets (Note 16)			109			25
Current liabilities
Payables and accrued charges (Note 20)			(15)			(15)
Non-current liabilities
Pension and other post-retirement benefit liabilities			(454)			(433)
1 During 2020, we transferred certain pension plan obligations to an insurance company.

2  Obligations arising from funded and unfunded pension plans are $(1,690) and $(376), respectively (2019 – $(1,652) and $(392)). Other post-retirement benefit plans have no plan assets and are unfunded.

Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category

As at December 31, the fair value of plan assets of our defined benefit pension plans, by asset category, were as follows:

	2020			2019
	Quoted Prices			Quoted Prices
	in Active			in Active
	Markets for			Markets for
	Identical Assets	Other [1]	Total	Identical Assets	Other [1]	Total
Cash and cash equivalents	9	33	42	8	112	120
Equity securities and equity funds
US	19	879	898	1	571	572
International	158	-	158	35	62	97
Debt securities [2]	-	571	571	-	698	698
International balanced fund	-	-	-	-	112	112
Other	-	37	37	-	22	22
Total pension plan assets	186	1,520	1,706	44	1,577	1,621

1 Approximately 76 percent (2019 – 60 percent) of the Other plan assets are held in funds whose fair values are estimated using their net asset value per share. For the majority of these funds, the redemption frequency is immediate. The Plan Committee manages the asset allocation based upon our current liquidity and income needs.

2 Debt securities included US securities of 60 percent (2019 – 82 percent) and International securities of 40 percent (2019 – 18 percent).

Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense

The significant assumptions used to determine the benefit obligations and expense for our significant plans as at and for the year ended December 31 were as follows:

	Pension		Other
	2020	2019	2020		2019
Assumptions used to determine the benefit obligations [1] :
Discount rate (%)	2.83	3.35	2.66		3.20
Rate of increase in compensation levels (%)	4.57	4.66	n/a		n/a
Medical cost trend rate – assumed (%)	n/a	n/a	4.50 – 5.80	[2]	4.50 – 6.10	[2]
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a	2037		2037
Mortality assumptions [3] (years)
Life expectancy at 65 for a male member currently at age 65	20.6	20.5	20.2		20.3
Life expectancy at 65 for a female member currently at age 65	22.8	22.7	22.8		22.9
Average duration of the defined benefit obligations [4] (years)	15.4	14.6	15.2		15.8
1 The current year’s expense is determined using the assumptions that existed at the end of the previous year.
2 We assumed a graded medical cost trend rate starting at 5.80 percent in 2020, moving to 4.50 percent by 2037 (2019 – starting at 6.10 percent, moving to 4.50 percent by 2037).
3 Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country.
4 Weighted average length of the underlying cash flows.

Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact

Of the most significant assumptions, a change in discount rates has the greatest potential impact on our pension and other post-retirement benefit plans, with sensitivity to change as follows:

		2020		2019
			Expense in		Expense in
		Benefit	Earnings Before	Benefit	Earnings Before
	Change in Assumption	Obligations	Income Taxes	Obligations	Income Taxes
As reported		2,066	52	2,044	71
Discount rate	1.0 percentage point decrease	360	10	340	10
	1.0 percentage point increase	(280)	(10)	(270)	(10)